Revenues (Details) - Schedule of disaggregated by geographical region - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 163,429	$ 134,189
Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	98,567	82,113
Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	40,055	28,918
Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	24,807	23,158
Systems [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	28,982	21,357
Systems [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	15,076	9,698
Systems [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	10,458	8,825
Consumables [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	31,354	28,211
Consumables [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	17,825	12,803
Consumables [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	9,377	9,430
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	50,356	43,865
Service [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	38,231	32,545
Service [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	7,153	6,417
Service [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 4,972	$ 4,903